Other financial assets and liabilities - Summary of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	$ 555	$ 591
Total other current financial liabilities	249	112
Total other financial liabilities	66	0
Total other financial liabilities
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	555	591
Total other current financial liabilities	249	112
Total other financial liabilities	804	703
Derivatives not related to net debt
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	324	252
Total other current financial liabilities	183	84
Total other financial liabilities	507	336
Derivatives related to net debt
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	231	339
Total other current financial liabilities	0	28
Total other financial liabilities	231	367
Other financial liabilities
Disclosure of financial liabilities [Abstract]
Total other non-current other financial liabilities	0	0
Total other current financial liabilities	66	0
Total other financial liabilities	$ 66	$ 0